PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

As of September 30, 2023, and December 31, 2022, property and equipment consisted of the following:

	September 30,	December 31,
	2023	2022
Production equipment	$5,724,422	$3,837,236
Leasehold improvements	12,431	12,431
Kiosks	3,631,279	3,631,279
	9,368,132	7,480,946
Accumulated depreciation	(374,529)	(260,381)
Total property and equipment	$8,993,603	$7,220,565

Depreciation expense was $52,959 and $114,146 for the three and nine months ended September 30, 2023, respectively, and $37,617 and $68,388 for the three and nine months ended September 30, 2022, respectively.

NOTE 5 - PROPERTY AND EQUIPMENT

As of December 31, 2022, and December 31, 2021, property and equipment consisted of the following:

	December 31,	December 31,
	2022	2021

Production equipment	$3,837,236	$1,461,586
Leasehold improvements	12,431	12,431
Kiosks plus improvements	3,631,279	3,686,107
Less accumulated depreciation	(260,381)	(161,353)
Total property and equipment	$7,220,565	$4,998,771

Depreciation expense totaled $96,922 and $86,501 for the twelve months ended December 31, 2022, and 2021, respectively.